Trade and Other Receivables (Details) - Schedule of Aging of Receivables that are Past Due the Average Credit Period - Current Trade Receivables [Member]	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 7,847,744	$ 1,710,009	RM 4,928,928
Less than 30 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	790,489	172,246
31 days to 60 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	4,240	924	1,862,965
61 days to 210 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	5,015,219	1,092,807
211 days to 240 days [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets
241 days to 1 year [Member]
Schedule of Aging of Receivables that are Past Due the Average Credit Period [Line Items]
Financial assets	RM 2,037,796	$ 444,032	RM 3,065,963